Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of Discontinued Operations
The following table summarizes the Company's financial results from discontinued operations:

For the years ended December 31
(Cdn$ millions)	2023	2022
REVENUE AND OTHER INCOME
Oil and gas sales	612.9	646.1
Royalties	(155.9)	(165.4)
Oil and gas revenue	457.0	480.7
Commodity derivative losses	(23.4)	—
Other loss	(2.2)	(0.2)
	431.4	480.5
EXPENSES
Operating	80.0	84.9
Transportation	12.2	8.8
General and administrative	12.7	3.4
Foreign exchange gain	(621.7)	—
Share-based compensation	(0.4)	0.3
Depletion, depreciation and amortization	170.3	144.5
Impairment (impairment reversal)	728.4	(71.3)
Accretion and financing	0.4	0.4
	381.9	171.0
Net income before tax from discontinued operations	49.5	309.5
Tax expense (recovery)
Current	—	—
Deferred	278.6	(27.2)
Net income (loss) from discontinued operations	(229.1)	336.7
The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

For the years ended December 31
(Cdn$ millions)	2023	2022
Cash provided by (used in) discontinued operations
Operating activities	399.0	363.5
Investing activities	177.3	(252.3)
Increase in cash from discontinued operations	576.3	111.2